UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                              ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                ---------------------------
  This Amendment (Check only one.):      [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Saras Capital Management, LLC
Address:      10 Rockefeller Plaza, Suite 820
              New York, NY  10020

Form 13F File Number:
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kenney Oh
Title: Managing Member, Saras Capital Management, LLC
Phone: 212-332-4760

Signature, Place, and Date of Signing:

           /s/ Kenney Oh                New York, New York  February 14, 2007
          ---------------------------   ------------------- -----------------
                    [Signature]            [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                           -------------------------------

Form 13F Information Table Entry Total:    41
                                           -------------------------------

Form 13F Information Table Value Total:    $232,527
                                           -------------------------------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                         SARAS CAPITAL MANAGEMENT, LLC
                                   FORM 13F
                        Quarter Ended December 31, 2006

   COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
--------------        ---------  ---------  -----------  ---------------------  ----------  ---------  ----------------------------
                      TITLE                       VALUE   SHRS OR   SH/  PUT/   INVESTMENT  OTHER           VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP     (x$1000)   PRN AMT   PRN  CALL   DISCRETION  MANAGERS         SOLE  SHARED      NONE
--------------------  ---------  ---------  -----------  --------  ----  -----  ----------  ---------  ----------  ----------  ----
ADVNCD MEDICAL        COM        00763M108        6,336   180,000  SH           SOLE        NONE           180,000
OPTICS INC
-----------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES        COM        032654105        3,011    91,600  SH           SOLE        NONE            91,600
INC
-----------------------------------------------------------------------------------------------------------------------------------
ANNTAYLOR STORES      COM        036115103        3,383   103,000  SH           SOLE        NONE           103,000
CORP
-----------------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT INC      COM        074002106        5,271   669,700  SH           SOLE        NONE           669,700
-----------------------------------------------------------------------------------------------------------------------------------
BISYS GROUP INC       COM        055472104        5,035   390,000  SH           SOLE        NONE           390,000
-----------------------------------------------------------------------------------------------------------------------------------
BURGER KING           COM        121208201        9,866   467,600  SH           SOLE        NONE           467,600
HOLDINGS INC
-----------------------------------------------------------------------------------------------------------------------------------
CERIDIAN CORP         COM        156779100        2,126    76,000  SH           SOLE        NONE            76,000
-----------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY       COM        16411R208        5,466   189,329  SH           SOLE        NONE           189,329
-----------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECHNOLOGY   COM        205862402        5,605   265,500  SH           SOLE        NONE           265,500
INC
-----------------------------------------------------------------------------------------------------------------------------------
CORILLIAN CORP        COM        218725109           75    20,000  SH           SOLE        NONE            20,000
-----------------------------------------------------------------------------------------------------------------------------------
EMBARQ CORP           COM        29078E105       12,499   237,799  SH           SOLE        NONE           237,799
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL     COM        31620M106       13,887   346,400  SH           SOLE        NONE           346,400
INFORMATION SV
-----------------------------------------------------------------------------------------------------------------------------------
FIRST ADVANTAGE CORP  COM        31845F100          459    20,000  SH           SOLE       NONE             20,000
-----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERN           COM        318522307        9,316   229,000  SH           SOLE        NONE           229,000
CORP CALIF
-----------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP       COM        319963104       13,421   525,900  SH           SOLE        NONE           525,900
-----------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL      COM        Y2573F102        5,307   462,300  SH           SOLE        NONE           462,300
-----------------------------------------------------------------------------------------------------------------------------------
GRANAHAN MCCOURT      COM        385034202        2,000   250,000  SH           SOLE        NONE           250,000
ACQU CORP
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC        COM        42222G108        4,384    90,100  SH           SOLE        NONE            90,100
-----------------------------------------------------------------------------------------------------------------------------------
HERTZ GLOBAL          COM        42805T105        6,087   350,000  SH           SOLE        NONE           350,000
HOLDINGS INC
-----------------------------------------------------------------------------------------------------------------------------------
HUB INTERNATIONAL     COM        44332P101        5,656   180,200  SH           SOLE        NONE           180,200
LTD
-----------------------------------------------------------------------------------------------------------------------------------
HUBBELL INC           COM        443510201        3,011    66,600  SH           SOLE        NONE            66,600
-----------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP         COM        447011107        5,086   268,100  SH           SOLE        NONE           268,100
-----------------------------------------------------------------------------------------------------------------------------------
JABIL CIRCUIT INC     COM        466313103       10,628   432,900  SH           SOLE        NONE           432,900
-----------------------------------------------------------------------------------------------------------------------------------
JUPITERMEDIA CORP     COM        48207D101        5,863   740,300  SH           SOLE        NONE           740,300
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA HLDG    COM        53071M104        8,265   383,149  SH           SOLE        NONE           383,149
CORP
-----------------------------------------------------------------------------------------------------------------------------------
MAXIM INTEGRATED      COM        57772K101        4,654   152,000  SH           SOLE        NONE           152,000
PRODS INC
-----------------------------------------------------------------------------------------------------------------------------------
NEXCEN BRANDS INC     COM        653351106        2,666   368,774  SH           SOLE        NONE           368,774
-----------------------------------------------------------------------------------------------------------------------------------
NATL SEMICONDUCTOR    COM        637640103          568    25,000  SH           SOLE        NONE            25,000
CORP
-----------------------------------------------------------------------------------------------------------------------------------
OPENWAVE SYS INC      COM        683718308        2,514   272,400  SH           SOLE        NONE           272,400
-----------------------------------------------------------------------------------------------------------------------------------
O CHARLEYS INC        COM        670823103        2,046    96,168  SH           SOLE        NONE            96,168
-----------------------------------------------------------------------------------------------------------------------------------
RETAIL VENTURES INC   COM        76128Y102       18,726   983,500  SH           SOLE        NONE           983,500
-----------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC         COM        816288104          438   247,400  SH           SOLE        NONE           247,400
-----------------------------------------------------------------------------------------------------------------------------------
SEMTECH CORP          COM        816850101          523    40,000  SH           SOLE        NONE            40,000
-----------------------------------------------------------------------------------------------------------------------------------
STEWART INFORMATION   COM        860372101          347     8,000  SH           SOLE        NONE             8,000
SVCS COR
-----------------------------------------------------------------------------------------------------------------------------------
SUPERVALU INC         COM        868536103        7,686   215,000  SH           SOLE        NONE           215,000
-----------------------------------------------------------------------------------------------------------------------------------
TOWN SPORTS INTL
HLDGS INC             COM        89214A102          804    48,800  SH           SOLE        NONE            48,800
-----------------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC   COM        89579K109        6,965   166,500  SH           SOLE        NONE           166,500
-----------------------------------------------------------------------------------------------------------------------------------
USI HOLDINGS CORP     COM        90333H101        9,393   611,526  SH           SOLE        NONE           611,526
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC         COM        94973V107        9,482   120,500  SH           SOLE        NONE           120,500
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO         COM        959802109        5,336   238,000  SH           SOLE        NONE           238,000
-----------------------------------------------------------------------------------------------------------------------------------
WYNDHAM WORLDWIDE     COM        98310W108        8,337   260,359  SH           SOLE        NONE           260,359
CORP
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------